Restricted cash - Additional Information (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of restricted cash [Line Items]
Restricted cash	[1]	$ 1,608	$ 1,183
Guarantees [member]
Disclosure of restricted cash [Line Items]
Restricted cash		1,000	0
BRAZIL
Disclosure of restricted cash [Line Items]
Restricted cash		$ 608	$ 1,183

[1]	As at December 31, 2022, the restricted cash includes US$608 (December 31, 2021 - US$1,183 ), which Itaú Bank in Brazil holds. These deposits are not available for use by the other entities within the Group. This amount refers to the guarantee granted related to BNDES and Itaú loans. Refer to note 16 for additional details. The restricted cash also includes US$1,000 (December 31, 2021 – US$0) related to guarantees used to increase the Group’s corporate credit cards limits.